Financial Instruments - Fair Value of Financial Instruments Measured at Fair Value on Recurring Basis (Detail) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial assets at fair value through profit or loss
Financial Assets At Fair Value Through Profit Or Loss			$ 137,926
Financial liabilities at fair value through profit or loss
Derivative financial liabilities - K2 warrants	$ 90,213	$ 223,352	267,000
Financial assets at fair value through profit or loss			$ 137,926
Money Market Fund [Member]
Financial assets at fair value through profit or loss
Financial Assets At Fair Value Through Profit Or Loss	30,445,339
Financial liabilities at fair value through profit or loss
Financial assets at fair value through profit or loss	30,445,339
Fair Value Measured on Recurring Basis
Financial liabilities at fair value through profit or loss
Derivative financial liabilities - K2 warrants		223,352
Fair Value Measured on Recurring Basis | Money Market Fund [Member]
Financial assets at fair value through profit or loss
Financial Assets At Fair Value Through Profit Or Loss	30,445,339
Financial liabilities at fair value through profit or loss
Financial assets at fair value through profit or loss	30,445,339
Fair Value Measured on Recurring Basis | Level 1 | Money Market Fund [Member]
Financial assets at fair value through profit or loss
Financial Assets At Fair Value Through Profit Or Loss	30,445,339
Financial liabilities at fair value through profit or loss
Financial assets at fair value through profit or loss	30,445,339
Fair Value Measured on Recurring Basis | Level 3
Financial liabilities at fair value through profit or loss
Derivative financial liabilities - K2 warrants	$ 90,213	$ 223,352